Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	12 Months Ended		13 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 11, 2024	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002471
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus Core Equity Fund
Accumulated Value		$ 10,000			$ 11,040		$ 12,871	$ 12,847	$ 16,789	$ 20,347	$ 25,952	$ 21,122	$ 26,388	$ 31,277	$ 34,918
C000102327
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus Core Equity Fund
Accumulated Value		$ 10,000			$ 11,061		$ 12,920	$ 12,927	$ 16,929	$ 20,564	$ 26,284	$ 21,436	$ 26,839	$ 31,872	$ 35,658
C000255731
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus Core Select ETF
Accumulated Value	$ 10,000		$ 9,589			$ 10,715
C000255732
Account Value [Line Items]
Line Graph and Table Measure Name				Parnassus Value Select ETF
Accumulated Value	$ 10,000		$ 9,529			$ 11,251